Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Mar. 28, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Global Dynamic Bond Fund | Class T
Prospectus:
Trading Symbol	DGDTX
Class T Prospectus | Dreyfus Global Real Return Fund | Class T
Prospectus:
Trading Symbol	DRRTX
Class T Prospectus | Dreyfus Total Emerging Markets Fund | Class T
Prospectus:
Trading Symbol	DTMTX
Class T Prospectus | Dynamic Total Return Fund | Class T
Prospectus:
Trading Symbol	ATVGX